Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2023
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41408
Entity Registrant Name	BYND CANNASOFT ENTERPRISES INC.
Entity Central Index Key	0001888151
Entity Address, Address Line One	7000 Akko Road
Entity Address, City or Town	Kiryat Motzkin
Entity Address, Country	IL